OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable
Other accounts receivable
IN MILLIONS OF USD	31.12.2019	31.12.2018
Receivables for refund from suppliers and related services	19.5	18.1
Loans receivable	2.3	4.0
Receivables from subtenants and business partners	1.4	1.4
Personnel receivables	0.6	0.4
Accounts receivables	23.8	23.9

Prepayments of lease expenses	7.7	5.9
Prepayments of sales and other taxes	2.7	2.4
Prepayments, other	4.6	1.7
Prepayments	15.0	10.0

Sublease receivables	4.9	–
Guarantee deposits	0.2	0.2
Other	10.7	13.3
Other receivables	15.8	13.5

Total	54.6	47.4

Allowances	(0.6)	(0.6)
Total	54.0	46.8

Changes in allowances for other accounts receivable
IN MILLIONS OF USD	2019	2018
Balance at January 1	(0.6)	–
Creation	(0.4)	(0.6)
Released	0.2	–
Utilized	0.2	–
Balance at December 31	(0.6)	(0.6)